Capital Structure - Additional Information (Details) $ / shares in Units, $ in Thousands				6 Months Ended	12 Months Ended
	Aug. 13, 2019 USD ($) $ / shares shares	Sep. 20, 2016 USD ($) $ / shares	May 02, 2013 USD ($) $ / shares shares	Jun. 30, 2023	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Class of Stock [Line Items]
Additional paid in capital					$ 761,200	$ 761,200
Aggregate liquidation preferences					775,000	775,000	$ 775,000
Preferred stock issuance cost					21,500	21,500	$ 21,500
Authorized share capital					$ 745	$ 745
Number of ordinary shares | shares					70,000,000	70,000,000
Ordinary shares, par value | $ / shares					$ 0.01	$ 0.01
Number of preference shares | shares					30,000,000	30,000,000
Preference shares, par value | $ / shares					$ 0.0015144558
Ordinary shares, issued | shares					60,395,839	60,395,839
Preference shares liquidation preference, value	$ 250,000
5.950% Preference Shares (AHL PRC)
Class of Stock [Line Items]
Preferred stock issuance cost			$ 4,400
Preference shares, par value | $ / shares					$ 0.0015144558	$ 0.0015144558
Preference shares, issued | shares			11,000,000		11,000,000	11,000,000
Preference shares, rate					5.95%	5.95%
Redemption price per share | $ / shares			$ 25
Proceeds or share issuance			$ 270,600
Preference shares liquidation preference, value			$ 275,000
Fixed for floating rate				0.0959343
5.625% Preference Shares (AHL PRD)
Class of Stock [Line Items]
Preferred stock issuance cost								$ 8,700
Preference shares, par value | $ / shares					$ 0.0015144558	$ 0.0015144558
Preference shares, issued | shares					10,000,000	10,000,000
Preference shares, rate		5.625%			5.625%	5.625%
Redemption price per share | $ / shares		$ 25			$ 25	$ 25
Proceeds or share issuance		$ 241,300
Preference shares liquidation preference, value								$ 250,000
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Class of Stock [Line Items]
Preferred stock issuance cost	$ 8,400
Preference shares, par value | $ / shares					$ 0.0015144558	$ 0.0015144558
Preference shares, issued | shares	10,000,000				10,000,000	10,000,000
Preference shares, rate	5.625%				5.625%	5.625%
Redemption price per share | $ / shares	$ 25				$ 25	$ 25
Additional paid-in capital | Preference shares
Class of Stock [Line Items]
Proceeds or share issuance	$ 241,600